INVENTORIES (Details) ¥ in Thousands, $ in Thousands	Sep. 30, 2015 USD ($)	Sep. 30, 2015 CNY (¥)	Sep. 30, 2014 CNY (¥)	Sep. 30, 2013 CNY (¥)	Sep. 30, 2012 CNY (¥)
Work in progress and supplies		¥ 420,655	¥ 498,384
Finished goods		65,080	71,571
Provision		(46,173)	(53,587)	¥ (52,301)	¥ (27,547)
Inventories	$ 69,099	¥ 439,562	¥ 516,368